Loss per share (Details) - MXN ($)		12 Months Ended
	Mar. 20, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023		Jun. 13, 2025
Basic EPS [Abstract]
(Loss) profit attributable to ordinary equity holders of the parent entity		$ (282,380,535)	$ (3,567,965,578)	$ 57,792,921
Weighted average number of ordinary shares outstanding during the period (in shares)		79,486,548	77,062,978	69,099,785	[1]
Basic EPS (in dollars per share)		$ (3.55)	$ (46.3)	$ 0.84
Diluted EPS [Abstract]
(Loss) profit per basic EPS adjusted		$ (282,380,535)	$ (3,567,965,578)	$ 57,792,921
Number of shares per basic EPS adjusted for dilutive potential ordinary shared (in shares)		79,486,548	77,062,978	69,099,785	[1]
Diluted EPS (in dollars per share)		$ (3.55)	$ (46.3)	$ 0.84
Number of shares issued (in shares)	79,242,873					129,765,157
Percentage of shares original shareholder obtained	87.20%

[1]	For the years ended December 31, 2025, 2024 and 2023, Management applied a retrospective approach to determine the weighted average number of ordinary shares outstanding. On March 20, 2024, the Company issued 79,242,873 of which 87.2% represents the shares attributable to the original shareholders of the Company prior to the business combination.